Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases
Future minimum payments under operating leases as of September 30, 2022, are as follows (in thousands):

Year ending December 31 ,

From October 1, 2022 to December 31, 2022	$987
2023	4,041
2024	4,138
2025	4,235
2026	4,334
Thereafter	11,060

Total undiscounted future cash flows	28,795
Less: Imputed interest	(8,866)

Total	$19,929

Supplemental Information for Comparative Periods
Prior to the adoption of ASC 842, future minimum lease payments for noncancellable operating leases as of December 31, 2021 were as follows (in thousands):

Year ending December 31 ,
2022	$3,990
2023	4,100
2024	4,198
2025	4,295
Thereafter	15,997

Total	$32,580

The future minimum lease payments under operating leases as of December 31, 2021 are as follows (in thousands):

Year ending December 31,
2022	$3,990
2023	4,100
2024	4,198
2025	4,295
Thereafter	15,997

Total	$32,580